PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Balance as at beginning of year		$ 64,135
Balance as at ending of year		66,619	$ 64,135
Net book value		66,619	64,135
COST
Property and equipment
Balance as at beginning of year		68,298	42,503
Additions		10,042	25,796
Write-Off/Disposals		24	1
Balance as at ending of year		78,316	68,298
ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year		(4,163)	(400)
Depreciation		7,553	3,764
Write-Off/Disposals		(19)	(1)
Balance as at ending of year		(11,697)	(4,163)
Land
Property and equipment
Net book value		2,455	2,455
Land | COST
Property and equipment
Balance as at beginning of year		2,455	2,412
Additions			43
Balance as at ending of year		2,455	2,455
Buildings
Property and equipment
Net book value		2,659	2,716
Buildings | COST
Property and equipment
Balance as at beginning of year		3,267	2,791
Additions		171	15
Transfers			461
Balance as at ending of year		3,438	3,267
Buildings | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year		(551)	(330)
Depreciation		228	221
Balance as at ending of year		(779)	(551)
Equipment
Property and equipment
Net book value		14,627	6,335
Equipment | COST
Property and equipment
Balance as at beginning of year		9,813	163
Additions		398	248
Transfers		15,139	9,402
Balance as at ending of year		25,350	9,813
Equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year		(3,478)	(19)
Depreciation		7,245	3,459
Balance as at ending of year		(10,723)	(3,478)
Furniture and other IT equipment
Property and equipment
Net book value		101	162
Furniture and other IT equipment | COST
Property and equipment
Balance as at beginning of year		259	166
Transfers			93
Write-Off/Disposals		24
Balance as at ending of year		235	259
Furniture and other IT equipment | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year		(97)	(36)
Depreciation		56	61
Write-Off/Disposals		(19)
Balance as at ending of year		(134)	(97)
Rolling Stock
Property and equipment
Net book value		67	91
Rolling Stock | COST
Property and equipment
Balance as at beginning of year		128	53
Additions			50
Transfers			26
Write-Off/Disposals			1
Balance as at ending of year		128	128
Rolling Stock | ACCUMULATED DEPRECIATION
Property and equipment
Balance as at beginning of year		(37)	(15)
Depreciation		24	23
Write-Off/Disposals			(1)
Balance as at ending of year		(61)	(37)
Mine under construction
Property and equipment
Net book value		46,000	37,785
Mine under construction | COST
Property and equipment
Balance as at beginning of year		37,785	18,032
Additions		8,215	19,753
Balance as at ending of year		46,000	37,785
Battery Material Demonstration Plant under construction
Property and equipment
Transfers	$ (15,139)
Net book value		710	14,591
Battery Material Demonstration Plant under construction | COST
Property and equipment
Balance as at beginning of year		14,591	18,886
Additions		1,258	5,687
Transfers		(15,139)	(9,982)
Balance as at ending of year		$ 710	$ 14,591